Income Taxes (Details) - Schedule of federal statutory income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of federal statutory income tax rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State tax rate, net of federal benefit	7.10%	6.50%
Change in valuation allowance on net operating loss carry-forwards	(28.10%)	(27.50%)
Effective income tax rate	0.00%	0.00%